Public Offering (Details Narrative) - $ / shares		5 Months Ended	9 Months Ended
	Nov. 16, 2021	Dec. 31, 2021	Sep. 30, 2022
I P O And Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction			11,500,000
Sale of stock, price per share			$ 10.00
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share		$ 11.50	$ 11.50
Sale of stock, description of transaction			Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”) Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	10,000,000	11,500,000
Sale of stock, price per share	$ 10.00	$ 10.00
Sale of stock, description of transaction		Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”) Each Public Warrant will entitle the holder to purchase one ordinary share at an exercise price of $11.50 per whole share